Property, Plant & Equipment (Details) - Schedule of property, plant and equipment, net - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
COST, Beginning balance	$ 242,332,102
DEPRECIATION
DEPRECIATION, Beginning balance	18,587,988
DEPRECIATION, CHARGED FOR THE YEAR	5,174,153		$ 1,248,012
DEPRECIATION, Forex translation difference	(121,054)		(1,350,813)
DEPRECIATION, Ending balance	23,641,087			$ 18,587,988
NET BOOK VALUE
NET BOOK VALUE	217,099,642			223,762,115
COST, ADDITIONS			0
COST, Forex translation difference	(1,609,373)		(4,067,116)
COST, Ending balance	240,722,729			242,332,102
TINGO, INC. [Member]
DEPRECIATION
DEPRECIATION, CHARGED FOR THE YEAR	5,174,153	$ 450,719		1,717,871	$ 4,528,106
NET BOOK VALUE
COST, ADDITIONS					197,750
COST, Forex translation difference					3,049,931
Land [Member] | TINGO, INC. [Member]
Property, Plant and Equipment [Line Items]
COST, Beginning balance	8,794,695
DEPRECIATION
DEPRECIATION, Beginning balance
DEPRECIATION, CHARGED FOR THE YEAR			0
DEPRECIATION, Forex translation difference			0
DEPRECIATION, Ending balance
NET BOOK VALUE
NET BOOK VALUE	8,736,941			8,794,695
COST, ADDITIONS			0
COST, Forex translation difference	(57,754)		(701,344)		527,592
COST, Ending balance	8,736,941			8,794,695
Building [Member] | TINGO, INC. [Member]
Property, Plant and Equipment [Line Items]
COST, Beginning balance	31,774,624
DEPRECIATION
DEPRECIATION, Beginning balance	8,246,459
DEPRECIATION, CHARGED FOR THE YEAR	395,874		1,200,238
DEPRECIATION, Forex translation difference	(37,571)		(532,364)
DEPRECIATION, Ending balance	8,604,762			8,246,459
NET BOOK VALUE
NET BOOK VALUE	22,961,201			23,528,165
COST, ADDITIONS			0
COST, Forex translation difference	(208,661)		$ (2,533,907)		1,906,155
COST, Ending balance	31,565,963			31,774,624
Motor Vehicles [Member] | TINGO, INC. [Member]
Property, Plant and Equipment [Line Items]
COST, Beginning balance	207,709
DEPRECIATION
DEPRECIATION, Beginning balance	126,507
DEPRECIATION, CHARGED FOR THE YEAR	6,698
DEPRECIATION, Forex translation difference	(853)
DEPRECIATION, Ending balance	132,352			126,507
NET BOOK VALUE
NET BOOK VALUE	73,994			81,202
COST, ADDITIONS					131,505
COST, Forex translation difference	(1,363)				5,500
COST, Ending balance	206,346			207,709
Furniture and Fixtures [Member] | TINGO, INC. [Member]
Property, Plant and Equipment [Line Items]
COST, Beginning balance	60,009
DEPRECIATION
DEPRECIATION, Beginning balance	41,444
DEPRECIATION, CHARGED FOR THE YEAR	1,609
DEPRECIATION, Forex translation difference	(278)
DEPRECIATION, Ending balance	42,775			41,444
NET BOOK VALUE
NET BOOK VALUE	16,840			18,565
COST, ADDITIONS					29,311
COST, Forex translation difference	(394)				2,048
COST, Ending balance	59,615			60,009
Office Equipment [Member] | TINGO, INC. [Member]
Property, Plant and Equipment [Line Items]
COST, Beginning balance	66,142
DEPRECIATION
DEPRECIATION, Beginning balance	62,662
DEPRECIATION, CHARGED FOR THE YEAR	567
DEPRECIATION, Forex translation difference	(414)
DEPRECIATION, Ending balance	62,815			62,662
NET BOOK VALUE
NET BOOK VALUE	2,893			3,480
COST, ADDITIONS					1,451
COST, Forex translation difference	(434)				$ 3,891
COST, Ending balance	65,708			66,142
Plant and Machinery [Member] | TINGO, INC. [Member]
Property, Plant and Equipment [Line Items]
COST, Beginning balance	10,112,085
DEPRECIATION
DEPRECIATION, Beginning balance	10,092,916
DEPRECIATION, CHARGED FOR THE YEAR	2,240
DEPRECIATION, Forex translation difference	(66,287)
DEPRECIATION, Ending balance	10,028,869			10,092,916
NET BOOK VALUE
NET BOOK VALUE	16,811			19,169
COST, ADDITIONS
COST, Forex translation difference	(66,405)
COST, Ending balance	10,045,680			10,112,085
Retail Site [Member] | TINGO, INC. [Member]
Property, Plant and Equipment [Line Items]
COST, Beginning balance	191,316,838
DEPRECIATION
DEPRECIATION, Beginning balance
DEPRECIATION, CHARGED FOR THE YEAR	4,767,165
DEPRECIATION, Forex translation difference	(15,651)
DEPRECIATION, Ending balance	4,751,514
NET BOOK VALUE
NET BOOK VALUE	185,308,962			191,316,838
COST, ADDITIONS
COST, Forex translation difference	(1,274,362)
COST, Ending balance	$ 190,060,476			$ 191,316,838